Income taxes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income taxes payable
Income tax payable	¥ 2,442	¥ 1,711
Income taxes payable	¥ 2,442	¥ 1,711